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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08490

Excelsior Funds Trust

(Exact name of registrant as specified in charter)

One Financial Center	Boston, MA	02111
(Address of principal executive offices)		(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-426-3750

Date of fiscal year end: March 31, 2008

Date of reporting period: June 30, 2007

Item 1.	Schedule of Investments.

Excelsior Funds Trust

High Yield Fund

Portfolio of Investments	June 30, 2007

(Unaudited)

Principal Amount		Value
CORPORATE BONDS (89.91%):
ADVERTISING PERIODICALS (2.87%):
$2,000,000	Dex Media Finance/West, 8.50%, 08/15/10	$2,072,500
1,000,000	RH Donnelley Finance Corp., 10.88%, 12/15/12 (a)	1,066,250

		3,138,750

CABLE TV (1.85%):
1,000,000	Echostar DBS Corp., 7.13%, 02/01/16	977,500
1,000,000	NTL Cable plc, 9.13%, 08/15/16	1,047,500

		2,025,000

CASINO HOTELS (5.43%):
1,000,000	American Casino & Entertainment, 7.85%, 02/01/12	1,027,500
1,000,000	Boyd Gaming Corp., 7.13%, 02/01/16	970,000
2,000,000	Majestic Star LLC, 9.75%, 01/15/11	1,935,000
1,000,000	MGM Mirage, Inc., 8.50%, 09/15/10	1,046,250
1,000,000	MGM Mirage, Inc., 7.50%, 06/01/16	948,750

		5,927,500

CELLULAR TELECOM (1.27%):
330,000	American Cellular Corp., 10.00%, 08/01/11	345,675
1,000,000	Dobson Communications Corp., 8.88%, 10/01/13	1,045,000

		1,390,675

CHEMICALS - DIVERSIFIED (1.87%):
1,000,000	Lyondell Chemical Co., 10.50%, 06/01/13	1,080,000
1,000,000	Nell AF Sarl, 8.38%, 08/15/15 (a)	957,500

		2,037,500

CHEMICALS - PLASTICS (0.45%):
500,000	PolyOne Corp., 8.88%, 05/01/12	496,250

CHEMICALS - SPECIALTY (0.95%):
1,000,000	Tronox Worldwide LLC/ Tronox Finance Corp., 9.50%, 12/01/12	1,042,500

COAL (1.75%):
1,000,000	Massey Energy Co., 6.88%, 12/15/13	916,250
1,000,000	Peabody Energy Corp., Series B, 6.88%, 03/15/13	995,000

		1,911,250

COMMERCIAL SERVICES (1.81%):
1,000,000	Iron Mountain, Inc., 8.63%, 04/01/13	1,002,500
1,000,000	Iron Mountain, Inc., 7.75%, 01/15/15	975,000

		1,977,500

COMPUTER SERVICES (0.97%):
1,000,000	Sungard Data Systems, Inc., 10.25%, 08/15/15	1,057,500

CONTAINERS - METAL/GLASS (1.84%):
1,000,000	Crown Americas, 7.75%, 11/15/15	1,005,000
1,000,000	Owens-Illinois, Inc., 7.50%, 05/15/10	1,008,750

		2,013,750

CONTAINERS - PAPER/PLASTIC (4.67%):
1,000,000	BPC Holding Corp., 8.88%, 09/15/14	1,012,500
1,000,000	Graham Packaging Co., 8.50%, 10/15/12	1,006,250
500,000	Graham Packaging Co., 9.88%, 10/15/14	505,625

1,000,000	Pregis Corp., 12.38%, 10/15/13	1,125,000
1,500,000	Stone Container, 8.00%, 03/15/17	1,455,000

		5,104,375

COSMETICS & TOILETRIES (1.32%):
1,500,000	Del Laboratories, Inc., 8.00%, 02/01/12	1,440,000

DISTRIBUTION/WHOLESALE (0.91%):
1,000,000	Nebraska Book Co., 8.63%, 03/15/12	992,500

DIVERSIFIED MANUFACTURING OPERATIONS (1.83%):
1,000,000	Bombardier, Inc., 8.00%, 11/15/14 (a)	1,035,000
1,000,000	Harland Clarke Holdings Corp., 9.50%, 05/15/15 (a)	960,000

		1,995,000

ELECTRIC - GENERATION (1.44%):
1,500,000	AES Corp., 9.50%, 06/01/09	1,567,500

ELECTRONIC COMPONENTS - MISCELLANEOUS (0.46%):
500,000	Sanmina-SCI Corp., 8.11%, 06/15/10 (a) (b)	501,250

ELECTRONIC COMPONENTS - SEMICONDUCTORS (2.28%):
1,500,000	Amkor Technologies, Inc., 9.25%, 06/01/16	1,545,000
1,000,000	Freescale Semiconductor, 9.13%, 12/15/14 (a)	940,000

		2,485,000

FINANCE - AUTO LOANS (3.15%):
1,354,000	Ford Motor Credit Co. LLC, 9.75%, 09/15/10	1,413,826
2,000,000	General Motors Acceptance Corp., 7.75%, 01/19/10	2,024,666

		3,438,492

FOOD & KINDRED PRODUCTS (0.88%):
1,000,000	Pinnacle Foods Finance LLC, 9.25%, 04/01/15 (a)	965,000

FOOD - MISCELLANEOUS AND DIVERSIFIED (1.85%):
1,000,000	Del Monte Corporation, 8.63%, 12/15/12	1,032,500
1,000,000	Del Monte Corporation, 6.75%, 02/15/15	952,500
40,000	Dole Foods Co., 7.25%, 06/15/10	38,600

		2,023,600

FUNERAL SERVICES & RELATED ITEMS (1.31%):
1,500,000	Service Corp. International, 7.00%, 06/15/17	1,428,750

HEAVY CONSTRUCTION EQUIPMENT RENTAL (0.93%):
1,000,000	Ahern Rentals, Inc., 9.25%, 08/15/13	1,012,500

HOME FURNISHINGS (1.85%):
1,000,000	Sealy Mattress Co., 8.25%, 06/15/14	1,025,000
1,000,000	Simmons Co., 7.88%, 01/15/14	995,000

		2,020,000

MACHINERY - FARM (0.93%):
1,000,000	Case New Holland, Inc., 7.13%, 03/01/14	1,012,500

MACHINERY - GENERAL INDUSTRIAL (0.92%):
1,000,000	The Manitowoc Co., Inc., 7.13%, 11/01/13	1,002,500

MEDICAL - HOSPITALS (0.83%):
1,000,000	HCA, Inc., 6.50%, 02/15/16	846,250
60,000	Triad Hospitals, Inc., 7.00%, 11/15/13	63,072

		909,322

MULTI-LINE INSURANCE (2.03%):
2,128,000	Hanover Insurance Group, 7.63%, 10/15/25	2,211,501

MUSIC (1.79%):
2,100,000	Warner Music Group, 7.38%, 04/15/14	1,953,000

OFFICE AUTOMATION & EQUIPMENT (3.31%):
1,000,000	Ikon Office Solutions, 7.75%, 09/15/15	1,017,714

1,000,000	Xerox Capital Trust I, 8.00%, 02/01/27	1,026,613
1,500,000	Xerox Corp., 7.63%, 06/15/13	1,571,591

		3,615,918

PAPER & RELATED PRODUCTS (0.89%):
1,000,000	Mercer International, Inc., 9.25%, 02/15/13	976,250

PHYSICIANS PRACTICE MANAGEMENT (0.47%):
500,000	US Oncology Holdings, Inc., 9.00%, 08/15/12	515,000

PIPELINES (1.84%):
1,500,000	Semgroup L.P., 8.75%, 11/15/15 (a)	1,507,500
500,000	Williams Cos., 6.38%, 10/01/10 (a)	501,250

		2,008,750

RACETRACKS (0.94%):
1,000,000	Penn National Gaming, Inc., 6.75%, 03/01/15	1,025,000

RENTAL AUTO/EQUIPMENT (2.33%):
1,000,000	Avis Budget Car Rental, 7.75%, 05/15/16	1,020,000
1,000,000	Rental Service Corp., 9.50%, 12/01/14 (a)	1,020,000
500,000	United Rentals, Inc., 7.75%, 11/15/13	500,625

		2,540,625

RESORTS/THEME PARKS (0.93%):
1,000,000	Universal City Florida Holdings, 10.11%, 05/01/10 (b)	1,020,000

RETAIL - APPAREL/SHOE (1.12%):
1,250,000	Burlington Coat Factory, 11.13%, 04/15/14	1,218,750

RETAIL - BEDDING (0.68%):
1,000,000	Linens ‘N Things, Inc., 10.98%, 01/15/14 (b)	741,250

RETAIL - DRUG STORE (0.86%):
1,000,000	Rite Aid Corp., 8.63%, 03/01/15	935,000

RETAIL - MAJOR DEPARTMENT STORE (1.98%):
1,000,000	Neiman Marcus Group, Inc., 9.00%, 10/15/15	1,070,000
1,000,000	Saks, Inc., 9.88%, 10/01/11	1,092,500

		2,162,500

RETAIL - TOY STORE (1.16%):
1,500,000	Toys R Us, 7.38%, 10/15/18	1,263,750

RETAIL - VIDEO RENTAL (1.88%):
1,500,000	Blockbuster, Inc., 9.00%, 09/01/12 (b)	1,387,500
1,000,000	Movie Gallery, 11.00%, 05/01/12	660,000

		2,047,500

SATELLITE TELECOM (2.67%):
650,000	Inmarsat Finance plc, 7.63%, 06/30/12	671,938
2,000,000	Intelsat Bermuda Ltd., 11.25%, 06/15/16	2,240,000

		2,911,938

SCHOOLS (1.33%):
1,500,000	Knowledge Learning Center, 7.75%, 02/01/15 (a)	1,451,250

SPECIAL PURPOSE ENTITY (5.91%):
5,100,000	Targeted Return Index Securities Trust (TRAIN), Series HY-1-2006, 7.55%, 05/01/16 (a) (b)	5,011,923
1,500,000	Wimar OPCO LLC, 9.63%, 12/15/14 (a)	1,443,750

		6,455,673

TELECOM SERVICES (0.94%):
1,000,000	West Corp., 9.50%, 10/15/14	1,025,000

TELEPHONE - INTERGRATED (9.15%):
2,000,000	Cincinnati Bell, Inc., 8.38%, 01/15/14	2,020,000
2,000,000	Citizens Communications, 9.25%, 05/15/11	2,159,999
649,000	Consolidated Communications Holding, 9.75%, 04/01/12	679,828

1,500,000	Hawaiian Telcom Communication, 12.50%, 05/01/15	1,702,500
1,250,000	Nordic Telephone Co. Holdings, 8.88%, 05/01/16 (a)	1,325,000
1,000,000	Valor Telecom Enterprise, 7.75%, 02/15/15	1,052,022
1,000,000	Windstream Corp., 8.63%, 08/01/16	1,057,500

		9,996,849

TELEVISION (0.06%):
60,000	Sinclair Broadcast Group, 8.00%, 03/15/12	61,800

TRAVEL SERVICES (1.02%):
1,000,000	Travelport LLC, 11.88%, 09/01/16	1,116,250

Total CORPORATE BONDS (Cost $97,606,711)		98,170,018

Shares
COMMON STOCK (3.24%):
METAL - ALUMINUM (3.24%):
152,380	Ormet Corp.	3,542,835

Total COMMON STOCK (Cost $1,219,040)		3,542,835

Principal Amount
U.S. GOVERNMENT AGENCY BONDS & NOTES (9.70%):
FEDERAL HOME LOAN BANK (9.70%):
$10,600,000 Discount Note, 4.80%, 07/02/07	$10,595,760

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $10,595,760)	10,595,760

Total Investments (Cost $109,421,511) (c) (d) - 102.85%	$112,308,613
Liabilities in excess of other assets - (2.85)%	(3,116,430)

NET ASSETS - 100.00%	$109,192,183

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $18,685,673 or 17.11% of net assets.
(b)	Variable Rate Security - The rate disclosed is as of June 30, 2007
(c)	Cost for federal income tax purposes is $109,623,607
(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$4,483,766	$(1,798,760)	$2,685,006

Discount Note – The rate reported on the Portfolio of Investments is the discount rate at the time of purchase

LLC – Limited Liability Company

L.P. – Limited Partnership

Ltd. – Limited

plc – public limited company

Security Valuation:

Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. The third-party pricing agents value debt securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Investments in securities that are traded on recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Trustees.

Mutual funds are valued at their respective net asset values as determined by those Funds in accordance with the Investment Company Act of 1940, as amended.

Excelsior Funds Trust

Equity Income Fund

Portfolio of Investments	June 30, 2007

(Unaudited)

Shares		Value
COMMON STOCKS (89.98%):
CONSUMER DISCRETIONARY (8.09%):
105,000	CBS Corp., Class B	$3,498,600
100,000	Circuit City Stores, Inc.	1,508,000
90,000	Home Depot, Inc.	3,541,500
85,000	Leggett & Platt, Inc.	1,874,250
225,000	Newell Rubbermaid, Inc.	6,621,750
135,000	Time Warner, Inc.	2,840,400

		19,884,500

CONSUMER STAPLES (5.01%):
70,000	Altria Group, Inc.	4,909,800
160,000	SUPERVALU, Inc.	7,411,200

		12,321,000

ENERGY (10.38%):
65,000	BP plc ADR	4,689,100
112,000	Chevron Corp.	9,434,880
5,000	Enterprise Products Partners L. P.	159,050
195,000	Halliburton Co.	6,727,500
135,000	Penn West Energy Trust	4,504,950

		25,515,480

FINANCIAL (18.55%):
300,000	Arthur J. Gallagher & Co.	8,363,999
113,000	Citigroup, Inc.	5,795,770
105,000	Freddie Mac	6,373,500
185,000	Mellon Financial Corp.	8,140,000
75,000	Morgan Stanley	6,291,000
90,000	RenaissanceRe Holdings Ltd.	5,579,100
153,000	U.S. BanCorp.	5,041,350

		45,584,719

HEALTH CARE (3.98%):
75,000	Medtronic, Inc.	3,889,500
105,000	Novartis AG ADR	5,887,350

		9,776,850

INDUSTRIALS (12.04%):
160,000	Dover Corp.	8,184,000
195,000	General Electric Co.	7,464,600
190,000	Honeywell International, Inc. (a)	10,693,200
60,000	Hubbell, Inc., Class B	3,253,200

		29,595,000

INFORMATION TECHNOLOGY (13.01%):
225,000	Electronic Data Systems Corp.	6,239,250
145,000	Linear Technology Corp.	5,246,100
210,000	Microsoft Corp.	6,188,700
290,000	Nokia Oyj ADR	8,151,900
230,000	Xilinx, Inc.	6,157,100

		31,983,050

MATERIALS (13.76%):
284,310	Domtar Corp. (b)	3,172,900

67,000	Eastman Chemical Co.	4,310,110
235,000	Packaging Corp. of America	5,947,850
56,047	Pope Resources Ltd.	2,727,247
32,000	Rayonier, Inc.	1,444,480
395,000	RPM, Inc.	9,128,450
90,000	Weyerhaeuser Co.	7,103,700

		33,834,737

TELECOMMUNICATION SERVICES (5.16%):
147,000	AT&T, Inc.	6,100,500
160,000	Verizon Communications, Inc.	6,587,200

		12,687,700

Total COMMON STOCKS (Cost $169,856,454)		221,183,036

FOREIGN COMMON STOCKS (3.15%):
UNITED KINGDOM (3.15%):
460,000	Pearson plc	7,748,034

Total FOREIGN COMMON STOCKS (Cost $5,471,204)		7,748,034

CONVERTIBLE PREFERRED STOCKS (2.72%):
CONSUMER DISCRETIONARY (2.55%):
76,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	2,930,560
133,000	General Motors Corp., Series C, Preferred Exchange, 6.25%	3,332,980

		6,263,540

ENERGY (0.17%):
10,000	EL Paso Energy Capital Trust I, Preferred Exchange, 4.75%	421,600

Total CONVERTIBLE PREFERRED STOCKS (Cost $5,124,829)		6,685,140

Contracts
CALL OPTIONS PURCHASED (1.34%):
500	Circuit City Stores, Inc. Expires 01/17/09 strike price 17.50	$100,000
915	Circuit City Stores, Inc. Expires 01/17/09 strike price 20	96,075
200	Home Depot, Inc. Expires 01/17/09 strike price 30	226,000
1,100	Home Depot, Inc. Expires 01/18/08 strike price 35	638,000
300	Time Warner, Inc. Expires 01/17/09 strike price 15	210,000
3,300	Time Warner, Inc. Expires 01/17/09 strike price 20	1,221,000
500	Xilinx, Inc. Expires 01/17/08 strike price 20	370,000
500	Xilinx, Inc. Expires 01/17/09 strike price 20	425,000

Total CALL OPTIONS PURCHASED (Cost $3,937,865)		3,286,075

Shares
EXCHANGE TRADED FUND (2.66%):
HEALTH CARE (2.66%):
80,000	Pharmaceutical Holders Trust Index Fund	6,531,200

Total EXCHANGE TRADED FUND (Cost $6,139,200)		6,531,200

Principal Amount
REPURCHASE AGREEMENT (0.04%):
$104,000	JP Morgan Chase Securities, Inc., 4.75%, dated 06/29/07, to be repurchased 07/02/07, repurchase price $104,041 (collateralized by U.S. Government Obligation, par value $104,000, 4.05%, 09/24/07; total market value $105,123)	104,000

Total REPURCHASE AGREEMENT (Cost $104,000)		104,000

Total Investments (Cost $190,633,552) (c) (d) - 99.89%		$245,537,485
Other assets in excess of liabilities - 0.11%		272,945

NET ASSETS - 100.00%		$245,810,430

(a)	All or part of the security is segregated by the Fund’s custodian to cover written call option commitments
(b)	Non-income producing security
(c)	Cost for federal income tax purposes is $191,086,534
(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$55,690,891	$(1,196,442)	$54,494,449

ADR – American Depository Receipt

Ltd. – Limited

plc – Public limited company

Contracts		Value
CALL OPTIONS WRITTEN:
(500)	Honeywell International, Inc., Expires 09/22/07 strike price 60	$(55,000)

TOTAL CALL OPTIONS WRITTEN (Premiums received $98,498)		$(55,000)

Security Valuation:

Investments in securities that are traded on a recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Trustees. The Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets. Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value.

Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

At June 30, 2007, the prices of certain foreign securities held by the Fund aggregating $7,748,034 were adjusted from their closing market prices following the guidelines adopted by the Fund’s Board of Trustees.

The Fund may engage in writing covered call options. By writing a covered call option, the Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price, except insofar as the premium represents such a profit.

When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the last quoted sale price for the most recent day such price was available. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

During the quarter ended June 30, 2007, the Fund had the following written option transactions:

Written Option Transactions	Number of Contracts	Premiums
Outstanding, beginning of fiscal year	—	—
Options written	(500)	$(98,498)
Options expired	—	—
Options exercised	—	—
Options terminated in closing purchase transactions	—	—

Outstanding, end of quarter	(500)	$(98,498)

Excelsior Funds Trust

Equity Opportunities Fund

Portfolio of Investments	June 30, 2007

(Unaudited)

Shares		Value
COMMON STOCKS (90.28%):
CONSUMER DISCRETIONARY (10.76%):
118,900	BorgWarner, Inc.	$10,230,156
170,000	Dillards, Inc., Class A	6,108,100
165,100	John Wiley & Sons, Class A	7,972,679
166,000	Life Time Fitness, Inc. (a)	8,836,180
115,900	Sotheby’s Holdings, Inc., Class A	5,333,718
173,000	Timberland Co., Class A (a)	4,357,870

		42,838,703

CONSUMER STAPLES (4.45%):
160,700	Anheuser Busch Cos., Inc.	8,382,112
263,200	Senomyx, Inc. (a)	3,553,200
104,600	Wm. Wrigley Jr. Co.	5,785,426

		17,720,738

ENERGY (9.16%):
111,500	Apache Corp.	9,097,285
597,000	EL Paso Corp.	10,286,310
88,000	Exxon Mobil Corp.	7,381,440
108,050	Suncor Energy, Inc. ADR	9,715,856

		36,480,891

FINANCIAL (16.13%):
426,801	Aegon N.V.	8,386,640
186,600	American Capital Strategies Ltd.	7,934,232
90	Berkshire Hathaway, Inc., Class A (a)	9,852,750
42,800	Lehman Brothers Holding, Inc.	3,189,456
300,300	Leucadia National Corp.	10,585,575
127,200	NYSE Euronext	9,364,464
272,400	Progressive Corp.	6,518,532
135,300	RenaissanceRe Holdings Ltd.	8,387,247

		64,218,896

HEALTH CARE (8.32%):
110,800	Johnson & Johnson	6,827,496
114,800	Medtronic, Inc.	5,953,528
109,200	Novo-Nordisk A/S ADR	11,865,672
95,800	Roche Holdings Ltd. ADR	8,496,627

		33,143,323

INDUSTRIALS (18.95%):
3,039,000	Bombardier, Inc., Class B (a) (b)	18,261,350
95,200	Bowater, Inc.	2,375,240
140,500	Canadian National Railway Co.	7,155,665
163,900	Expeditors International of Washington, Inc.	6,769,070
174,600	General Electric Co.	6,683,688
65,600	Granite Construction Inc.	4,210,208
418,100	Quanta Services, Inc. (a)	12,823,127
199,800	Rolls-Royce Group plc ADR	10,793,336
188,900	Simpson Manufacturing Co., Inc.	6,373,486

		75,445,170

INFORMATION TECHNOLOGY (4.82%):
1,550,000	3com Corp. (a)	6,401,500
163,000	Microchip Technology, Inc.	6,037,520
207,400	National Instruments Corp.	6,755,018

		19,194,038

MATERIALS (10.69%):
127,000	Aracruz Cellulose S.A. ADR	8,412,480
203,200	Monsanto Co.	13,724,128
142,400	Nucor Corp.	8,351,760
105,450	Vulcan Materials Co.	12,078,243

		42,566,611

REAL ESTATE (1.24%):
106,200	St. Joe Co.	4,921,308

UTILITIES (5.76%):
479,000	AES Corp. (a)	10,480,520
238,000	Centerpoint Energy, Inc.	4,141,200
474,200	Sierra Pacific Resources (a)	8,326,952

		22,948,672

Total COMMON STOCKS (Cost $280,714,516)		359,478,350

FOREIGN COMMON STOCKS (7.93%):
BELGIUM (1.52%):
307,000	RHJ International (a)	6,065,798

GERMANY (1.54%):
95,200	Bayerische Motoren Werke AG	6,126,215

SINGAPORE (4.87%):
5,359,000	Noble Group Ltd.	6,038,176
2,469,000	Olam International Ltd.	4,981,743
1,301,385	Singapore Exchange Ltd.	8,351,343

		19,371,262

Total FOREIGN COMMON STOCKS (Cost $26,799,433)		31,563,275

Principal Amount
REPURCHASE AGREEMENT (1.54%):
$6,133,000	JP Morgan Chase Securities, Inc., 4.75%, dated 06/29/07, to be repurchased 07/02/07, repurchase price $6,135,428 (collateralized by U.S. Government Obligation, par value $6,070,000, 2.35%, 07/09/07; total market value $6,200,757)	6,133,000

Total REPURCHASE AGREEMENT (Cost $6,133,000)		6,133,000

Total Investments (Cost $313,646,949) (c) (d) - 99.75%		$397,174,625
Other assets in excess of liabilities - 0.25%		1,004,022

NET ASSETS - 100.00%		$398,178,647

(a)	Non-income producing security
(b)	Fair valued as of June 30, 2007
(c)	Cost for federal income tax purposes is $313,753,724
(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$89,428,748	$(6,007,847)	$83,420,901

ADR – American Depositary Receipt

Ltd. – Limited

plc – Public Limited Company

Security Valuation:

Investments in securities that are traded on a recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Trustees. The Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets. Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value.

Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

At June 30, 2007, the prices of certain foreign securities held by the Fund aggregating $25,497,477 were adjusted from their closing market prices following the guidelines adopted by the Fund’s Board of Trustees.

Excelsior Funds Trust

Mid Cap Value and Restructuring Fund

Portfolio of Investments	June 30, 2007

(Unaudited)

Shares		Value
COMMON STOCKS (97.31%):
CONSUMER DISCRETIONARY (23.48%):
71,900	Autozone, Inc. (a)	$9,822,978
105,000	Black & Decker Corp.	9,272,550
112,900	Centex Corp.	4,527,290
360,000	Constellation Brands, Inc. (a)	8,740,800
190,600	EchoStar Communications, Inc. (a)	8,266,322
160,000	Limited Brands	4,392,000
323,200	Onex Corp. (b)	11,167,853
167,700	Sherwin-Williams Co.	11,147,019
378,200	Tempur-Pedic International, Inc.	9,795,380
330,000	TJX Cos., Inc.	9,075,000

		86,207,192

CONSUMER STAPLES (2.00%):
230,000	Dean Foods Co.	7,330,100

ENERGY (11.42%):
121,800	Cimarex Energy Co.	4,800,138
133,300	Devon Energy Corp.	10,436,057
349,800	EL Paso Corp.	6,027,054
130,000	Noble Corp.	12,677,600
137,800	Occidental Petroleum Corp.	7,975,864

		41,916,713

FINANCIAL (20.78%):
95,000	Ace Ltd.	5,939,400
180,000	CIT Group, Inc.	9,869,400
360,000	E*TRADE Group, Inc. (a)	7,952,400
215,000	First Marblehead Corp.	8,307,600
116,600	Lehman Brothers Holding, Inc.	8,689,032
160,000	Leucadia National Corp.	5,640,000
61,400	Mastercard, Inc., Class A	10,184,418
170,000	Progressive Corp.	4,068,100
90,000	RenaissanceRe Holdings Ltd.	5,579,100
310,000	W.R. Berkley Corp.	10,087,400

		76,316,850

HEALTH CARE (4.59%):
331,300	Health Management Associates, Inc., Class A	3,763,568
176,700	Shire Pharmaceuticals plc ADR	13,098,771

		16,862,339

INDUSTRIALS (20.26%):
130,000	Autoliv, Inc.	7,393,100
187,700	Brink’s Co.	11,616,753
247,000	Empresa Brasileira de Aeronautica S.A. ADR	11,907,870
150,000	Kennametal, Inc.	12,304,500
36,000	Lincoln Electric Holdings, Inc.	2,672,640
172,700	Mueller Industries, Inc.	5,947,788
185,000	Oshkosh Truck Corp.	11,640,200
335,300	United Rentals, Inc. (a)	10,910,662

		74,393,513

INFORMATION TECHNOLOGY (4.49%):
140,000	Electronic Data Systems Corp.	3,882,200

230,900	Harris Corp.	12,595,595

		16,477,795

MATERIALS (6.01%):
205,700	Aracruz Cellulose S.A. ADR	13,625,568
129,700	Cabot Microelectronics Corp. (a)	4,603,053
262,500	Sterlite Industries (India) Ltd. ADS (a)	3,850,875

		22,079,496

REAL ESTATE (1.31%):
103,800	St. Joe Co.	4,810,092

UTILITIES (2.97%):
345,000	Williams Cos., Inc.	10,908,900

Total COMMON STOCKS (Cost $218,059,551)		357,302,990

FOREIGN COMMON STOCKS (2.04%):
NETHERLANDS (2.04%):
79,500	Hunter Douglas NV	7,487,963

Total FOREIGN COMMON STOCKS (Cost $2,926,238)		7,487,963

CONVERTIBLE PREFERRED STOCKS (0.12%):
CONSUMER DISCRETIONARY (0.12%):
400	Blockbuster, Inc., Preferred Exchange	446,150

Total CONVERTIBLE PREFERRED STOCKS (Cost $400,000)		446,150

Principal Amount
REPURCHASE AGREEMENT (0.67%):
$2,474,000	JP Morgan Chase Securities, Inc., 4.75%, dated 06/29/07, to be repurchased 07/02/07, repurchase price $2,474,979 (collateralized by U.S. Government Obligation, par value $2,470,000, 5.60%, 10/17/13; total market value $2,502,047)	2,474,000

Total REPURCHASE AGREEMENT (Cost $2,474,000)		2,474,000

Total Investments (Cost $223,859,789) (c) (d) - 100.14%		$367,711,103
Liabilities in excess of other assets - (0.14)%		(513,537)

NET ASSETS - 100.00%		$367,197,566

(a)	Non-income producing security
(b)	Fair valued as of June 30, 2007
(c)	Cost for federal income tax purposes is $223,867,557
(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$151,052,749	$(7,209,203)	$143,843,546

ADR – American Depositary Receipt

ADS – American Depositary Shares

Ltd. – Limited

plc – Public Limited Company

Security Valuation:

Investments in securities that are traded on a recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Trustees. The Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets. Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value.

Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

At June 30, 2007, the prices of certain foreign securities held by the Fund aggregating $7,487,963 were adjusted from their closing market prices following the guidelines adopted by the Fund’s Board of Trustees.

Excelsior Funds Trust

International Equity Fund

Portfolio of Investments	June 30, 2007

(Unaudited)

Shares		Value
COMMON STOCKS (98.30%):
AUSTRALIA (3.82%):
19,100	CSL Ltd.	$1,421,420
15,957	Rio Tinto Ltd.	1,330,781

		2,752,201

BELGIUM (1.66%):
5,500	Umicore	1,192,386

CANADA (2.57%):
15,400	Canadian National Railway Co.	783,737
31,200	Glidan Activewear, Inc. (a)	1,065,487

		1,849,224

CHINA (4.21%):
1,261,000	Chaoda Mordern Agriculture Holdings Ltd. (Hong Kong)	974,633
6,400	PetroChina Co. Ltd. ADR	951,552
92,000	Sun Hung Kai Properties Ltd. (Hong Kong)	1,107,046

		3,033,231

FINLAND (4.46%):
28,500	Fortum Oyj	890,457
41,700	Nokia Oyj	1,171,030
35,800	TietoEnator Oyj	1,150,145

		3,211,632

FRANCE (7.16%):
23,300	AXA S.A.	1,001,458
7,820	BNP Paribas S.A.	928,787
13,600	Carrefour S.A.	955,076
4,904	Compagnie Generale de Geophysique S.A. (CGG) (a)	1,223,669
12,916	Total S.A.	1,047,093

		5,156,083

GERMANY (6.73%):
18,500	Adidas-Salomon AG	1,179,654
15,700	Bayerische Motoren Werke AG	1,010,311
17,600	Rhoen-Klinikum AG	1,056,014
38,750	SGL Carbon AG (a)	1,603,043

		4,849,022

GREECE (1.26%):
39,000	Greek Postal Savings Bank	907,832

INDONESIA (1.37%):
907,000	PT Telekomunikasi Indonesia Tbk	984,448

IRELAND (1.38%):
49,502	Bank of Ireland	997,201

ITALY (2.56%):
27,050	ENI S.p.A.	980,657
30,665	Permasteelisa S.p.A.	866,056

		1,846,713

JAPAN (21.67%):
19,200	Canon, Inc.	1,126,083
45,946	Chiyoda Corp.	875,600

40,300	Don Quijote Co. Ltd.	806,345
11,400	FANUC Co. Ltd.	1,176,775
122,000	Fukuoka Financial Group, Inc. (a)	806,661
27,000	Hoya Corp.	895,783
3,800	Keyence Corp.	830,255
11,200	Kyocera Corp.	1,189,997
23,500	Millea Holdings, Inc.	966,256
90	Mitsubishi Tokyo Financial Group, Inc.	991,983
48,000	Nikon Corp.	1,336,928
1,900	Nintendo Co. Ltd.	693,287
500	NTT DoCoMo, Inc.	790,896
104,000	Sumitomo Trust & Banking Co. Ltd.	990,671
17,200	Takeda Pharmaceutical Co. Ltd.	1,111,280
9,900	Yamada Denki Co. Ltd.	1,034,055

		15,622,855

MEXICO (2.19%):
13,400	America Movil S.A. de C.V., Series L ADR	829,862
20,292	Cemex S.A.B de C.V. ADR	748,775

		1,578,637

NETHERLANDS (1.58%):
63,800	Qiagen NV (a)	1,138,355

NORWAY (2.66%):
48,400	Tandberg ASA	1,080,273
42,700	Telenor ASA	835,013

		1,915,286

SINGAPORE (1.62%):
78,200	DBS Group Holdings Ltd.	1,165,411

SPAIN (2.86%):
57,200	Banco Santander Central Hispano S.A.	1,051,336
45,208	Telefonica S.A.	1,005,953

		2,057,289

SWEDEN (1.37%):
59,100	Svenska Cellulosa AB, B Shares	988,644

SWITZERLAND (4.67%):
28,200	Micronas Semiconductor AG (a)	556,753
5,300	Roche Holdings AG	939,320
8,800	Synthes, Inc.	1,055,295
13,600	UBS AG	813,539

		3,364,907

TAIWAN (3.07%):
167,409	Hon Hai Precision, Inc.	1,446,220
68,482	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	762,206

		2,208,426

THAILAND (0.88%):
286,300	Kasikornbank Public Co. Ltd. (Foreign Shares)	633,344

TURKEY (1.48%):
124,700	Arcelik A.S.	1,069,331

UNITED KINGDOM (17.07%):
72,800	BG Group	1,193,259
87,300	Cadbury Schweppes plc	1,184,753
35,516	GlaxoSmithKline plc	925,099
52,800	HSBC Holdings plc	966,697
72,300	Paragon Group plc	708,369
18,445	Reckitt Benckiser plc	1,009,680
85,200	Reed Elsevier plc	1,101,009

79,351	Royal Bank of Scotland Group plc	1,003,966
200,700	Sage Group plc (The)	940,212
128,031	Serco Group plc	1,154,038
39,900	Shire plc	984,795
186,330	William Morrison Supermarkets plc	1,125,250

		12,297,127

Total COMMON STOCKS (Cost $48,621,216)		70,819,585

Principal Amount
REPURCHASE AGREEMENT (0.31%):
$226,000	JP Morgan Chase Securities, Inc., 4.75%, dated 06/29/07, to be repurchased 07/02/07, repurchase price $226,089 (collateralized by U.S. Government Obligation, par value $225,000, 4.15%, 07/13/07; total market value $227,997)	226,000

Total REPURCHASE AGREEMENT (Cost $226,000)		226,000

Total Investments (Cost $48,847,216) (b) (c) - 98.61%		$71,045,585
Other assets in excess of liabilities - 1.39%		1,002,938

NET ASSETS - 100.00%		$72,048,523

(a)	Non-income producing security
(b)	Cost for federal income tax purposes is $49,025,295
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$23,100,156	$(1,079,866)	$22,020,290

ADR – American Depository Receipt

Ltd. – Limited

plc – Public Limited Company

Security Valuation:

Investments in securities that are traded on a recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Trustees. The Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets. Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value.

Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

At June 30, 2007, the prices of certain foreign securities held by the Fund aggregating $64,871,305 were adjusted from their closing market prices following the guidelines adopted by the Fund’s Board of Trustees.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Funds Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date August 24, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date August 24, 2007